Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Inventory

	December 31,
	2020			2019
	Cost	Reserves	Net	Cost	Reserves	Net
	( I n thousands)
Raw materials	$460	$(114)	346	$796	$(513)	283
Work in progress	25	—	25	81	(70)	11
Finished goods	588	(100)	488	963	(571)	392

Total Inventory	$1,073	$(214)	$859	$1,840	$(1,154)	$686